FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1
Assets:
Assets – cash & cash equivalents	$ 105,027,484	$ 30,043,046	$ 12,889,931
Assets – restricted cash	2,767,471
Total assets	107,794,955	30,043,046	12,889,931
Liabilities, Fair Value Disclosure [Abstract]
Forward purchase option derivative	0
Earnout liability	0
Total liabilities	15,395,625	0	0
Level 1 | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	15,395,625
Level 1 | Private Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	0
Level 1 | Common stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		0	0
Level 1 | Preferred stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		0	0
Level 2
Assets:
Assets – cash & cash equivalents	0	0	0
Assets – restricted cash	0
Total assets	0	0	0
Liabilities, Fair Value Disclosure [Abstract]
Forward purchase option derivative	0
Earnout liability	0
Total liabilities	6,649,125	0	0
Level 2 | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	0
Level 2 | Private Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	6,649,125
Level 2 | Common stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		0	0
Level 2 | Preferred stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		0	0
Level 3
Assets:
Assets – cash & cash equivalents	0	0	0
Assets – restricted cash	0
Total assets	0	0	0
Liabilities, Fair Value Disclosure [Abstract]
Forward purchase option derivative	4,202,562
Earnout liability	27,133,563
Total liabilities	31,336,125	2,122,399	1,238,825
Level 3 | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	0
Level 3 | Private Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	$ 0
Level 3 | Common stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		49,863	59,624
Level 3 | Preferred stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		$ 2,072,536	$ 1,179,201